Direct Vessel Expenses	12 Months Ended
Dec. 31, 2012
Direct Vessel Expenses [Abstract]
DIRECT VESSEL EXPENSES [Text Block]
NOTE 13: DIRECT VESSEL EXPENSES
Direct vessel expenses for the year ended December 31, 2012, 2011 and 2010 were as follows:

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Payroll and related costs	$47,950	$43,587	$33,550
Insurances	3,727	2,437	2,441
Repairs and maintenance	9,972	10,128	8,229
Lubricants	1,071	1,054	540
Other expenses	6,756	6,216	5,662

Total	$69,476	$63,422	$50,422